Segment reporting by geographic location (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Geographical Areas [Line Items]
Total revenues	$ 42,323	$ 33,675	$ 34,915
Total revenues (Share %)	100.00%	100.00%	100.00%
Total non-current assets	$ 21,100	$ 18,300	$ 18,700
Total non-current assets (Share %)	100.00%	100.00%	100.00%
Americas
Disclosure Of Geographical Areas [Line Items]
Total revenues	$ 15,700	$ 13,300	$ 13,800
Total revenues (Share %)	37.00%	39.00%	40.00%
Total non-current assets	$ 8,900	$ 8,600	$ 9,000
Total non-current assets (Share %)	42.00%	47.00%	48.00%
Asia Pacific
Disclosure Of Geographical Areas [Line Items]
Total revenues	$ 6,700	$ 5,000	$ 5,600
Total revenues (Share %)	16.00%	15.00%	16.00%
Total non-current assets	$ 1,300	$ 1,200	$ 1,500
Total non-current assets (Share %)	6.00%	7.00%	8.00%
Europe, Middle East and Africa (excluding Switzerland)
Disclosure Of Geographical Areas [Line Items]
Total revenues	$ 7,000	$ 6,100	$ 7,000
Total revenues (Share %)	17.00%	18.00%	20.00%
Total non-current assets	$ 2,700	$ 2,600	$ 2,600
Total non-current assets (Share %)	13.00%	14.00%	14.00%
Switzerland
Disclosure Of Geographical Areas [Line Items]
Total revenues	$ 12,000	$ 9,200	$ 7,700
Total revenues (Share %)	28.00%	27.00%	22.00%
Total non-current assets	$ 8,200	$ 5,900	$ 5,600
Total non-current assets (Share %)	39.00%	32.00%	30.00%
Global
Disclosure Of Geographical Areas [Line Items]
Total revenues	$ 900	$ 0	$ 800
Total revenues (Share %)	2.00%	0.00%	2.00%
Total non-current assets	$ 0	$ 0	$ 0
Total non-current assets (Share %)	0.00%	0.00%	0.00%